Cash and Cash Equivalent - Schedule of Cash And Cash Equivalent (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash And Cash Equivalent [Line Items]
Cash and Cash Equivalent	$ 3,378	$ 2,640
Denominated in NIS [Member]
Schedule of Cash And Cash Equivalent [Line Items]
Cash and Cash Equivalent	3,057	107
Denominated in USD [Member]
Schedule of Cash And Cash Equivalent [Line Items]
Cash and Cash Equivalent	$ 321		[1]

[1]	Including short term bank deposit for a period of 1-2 months at an interest rate of 5%.